Income Taxes - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended				9 Months Ended
	Sep. 30, 2024		Sep. 30, 2025		Dec. 31, 2024		Sep. 30, 2025
Operating Loss Carryforwards [Line Items]
Income tax provision	$ 0		$ 0				$ 0
Effective tax rate	0.00%		0.00%		0.00%		0.00%
Research and development	$ 2,473	[1]	$ 20,347	[1]	$ 14,034	[2]	$ 43,059 [1]
Uncertain tax positions					0
Accrued interest or penalties related to uncertain tax positions			$ 0		0		$ 0
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					2,000
State and Local Jurisdiction (less than)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 500

[1]	Includes related party amount of $6,175 and $21,244 for the three and nine months ended September 30, 2025, respectively, and $2,473 for the period from September 19, 2024 (inception) through September 30, 2024.
[2]	Includes related party amount of $13,185 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 12).